Certain Relationships and Related Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Certain Relationships and Related Transactions
Certain Relationships and Related Transactions
The following persons are partners of Sidley Austin LLP, the principal law firm of U.S. Cellular and its subsidiaries: Walter C.D. Carlson, a director of U.S. Cellular, a director and non-executive Chairman of the Board of Directors of TDS and a trustee and beneficiary of a voting trust that controls TDS; William S. DeCarlo, the General Counsel of TDS and an Assistant Secretary of TDS and certain subsidiaries of TDS; and Stephen P. Fitzell, the General Counsel of U.S. Cellular and TDS Telecommunications LLC and an Assistant Secretary of U.S. Cellular and certain other subsidiaries of TDS. Walter C.D. Carlson does not provide legal services to TDS, U.S. Cellular or their subsidiaries. U.S. Cellular and its subsidiaries incurred legal costs from Sidley Austin LLP of $5 million, $7 million and $6 million in 2018, 2017 and 2016, respectively.
U.S. Cellular is billed for all services it receives from TDS, pursuant to the terms of various agreements between it and TDS. These billings are included in U.S. Cellular's Selling, general and administrative expenses. Some of these agreements were established at a time prior to U.S. Cellular's initial public offering when TDS owned more than 90% of U.S. Cellular's outstanding capital stock and may not reflect terms that would be obtainable from an unrelated third party through arms-length negotiations. Billings from TDS and certain of its subsidiaries to U.S. Cellular are based on expenses specifically identified to U.S. Cellular and on allocations of common expenses. Such allocations are based on the relationship of U.S. Cellular's assets, employees, investment in property, plant and equipment and expenses relative to all subsidiaries in the TDS consolidated group. Management believes the method TDS uses to allocate common expenses is reasonable and that all expenses and costs applicable to U.S. Cellular are reflected in its financial statements. Billings to U.S. Cellular from TDS totaled $86 million, $85 million and $94 million in 2018, 2017 and 2016, respectively.
The Audit Committee of the Board of Directors of U.S. Cellular is responsible for the review and evaluation of all related-party transactions as such term is defined by the rules of the New York Stock Exchange.